Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Operating loss carryforwards with no expiration date	Mar. 31, 2014 Foreign Subsidiaries	Mar. 31, 2014 Thailand	Sep. 30, 2011 The Philippines
Income Taxes [Line Items]
Statutory income tax rate	38.00%	38.00%	41.00%
Effective income tax rate, decrease from previous year	(18.60%)				(29.00%)
Effective income tax rate	30.40%	49.00%	26.50%
Tax benefit in foreign subsidiaries	(14.60%)	(43.60%)	(16.10%)
Income tax incentives and privileges, exemption period						For a period of eight years	Four years
Operating loss carryforwards	¥ 35,843			¥ 6,245
Operating loss carryforwards, expiration period	Expire at various dates primarily up to 9 years
Undistributed earnings of foreign subsidiaries	157,931
Undistributed earnings of foreign subsidiaries, future estimated additional deferred tax liability	11,558
Unrecognized tax benefits that, if recognized, would reduce the effective tax rate	2,232
Unrecognized tax benefit, total gross accrued interest and penalty	¥ 89	¥ 192